FIFTH THIRD FUNDS

                         SUPPLEMENT DATED MARCH 30, 2007
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                  CLASS A, B, C AND ADVISOR SHARES PROSPECTUS,
                            DATED NOVEMBER 29, 2006.


BOND FUND - CHANGE TO PRINCIPAL INVESTMENT STRATEGIES

The first sentence of the second paragraph under "Principal Investment Strategies" on page 54 is replaced in its entirety with the following:

The Fund generally invests in high quality bonds.

The fifth sentence of the fifth paragraph under "Principal Investment Strategies" on page 54 is replaced in its entirety with the following:

Although the Advisor considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. The Advisor may, from time to time, shorten or lengthen the duration of the Fund's portfolio to protect principal in the event of rising or falling interest rates. In addition, the Advisor may adjust the Fund's sector weightings and duration to attempt to capture additional returns relative to the Fund's benchmark.

LIFEMODEL FUNDS - CHANGE TO PERMISSIBLE INVESTMENT PRACTICES

Effective immediately, each of the LIFEMODEL FUNDS may engage in securities lending. Prior to the date of this Supplement, securities lending was not a permissible investment practice of the LIFEMODEL FUNDS. Accordingly, on pages 94 and 95 of the Prospectus, the chart that identifies the permissible investment practices of the Funds is modified to add "securities lending" as a permissible investment practice of each of the LIFEMODEL FUNDS.

LARGE CAP CORE FUND - PROPOSED CHANGE TO FUNDAMENTAL INVESTMENT POLICIES

At a meeting held on December 15, 2006, the Board of Trustees of Fifth Third Funds unanimously approved a change to the fundamental policies of the FIFTH THIRD LARGE CAP CORE FUND. The proposed change is subject to the approval of a majority of the Fund's shareholders, who will have the opportunity to vote on the proposal at an upcoming shareholder meeting.

If shareholders vote to approve the change to the Fund's fundamental policies, Fifth Third Asset Management, Inc., Advisor to the Fund, will be allowed to enter into short sales for the Fund. Furthermore, the principal investment strategies for the Fund would be amended to reflect what is commonly known as a "130/30" investment strategy. Pursuant to this strategy, the Advisor would be allowed to short stocks in the Fund up to 35% of its total assets. In connection with the proposed change, it is anticipated that the Fund would be renamed. The Advisor believes the proposed change could benefit shareholders by enabling the construction of a more efficient portfolio.

CONVERSION OF ADVISOR SHARES INTO CLASS A SHARES

The Board of Trustees of Fifth Third Funds has approved a conversion of the Advisor Shares of each Fund into Class A Shares of each Fund. This conversion is expected to take effect in 2007.

MICRO CAP VALUE FUND - PORTFOLIO MANAGER CHANGE

Effective immediately, the section "Fund Management--Portfolio Managers" beginning on page 110 of the Prospectus is updated to reflect that Daniel O'Neill no longer serves as portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND. All references to Mr. O'Neill in the Fund's prospectus are hereby eliminated in their entirety.

Effective immediately, Ted Moore serves as the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND. Accordingly, the following replaces the description of Mr. Moore on page 113 of the Prospectus:

Ted Moore joined Fifth Third Asset Management, Inc. in August 2006, and has been a portfolio manager for the FIFTH THIRD SMALL CAP VALUE FUND since August 2006 and of the FIFTH THIRD MICRO CAP VALUE FUND since March 2007. Mr. Moore has ten years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Private Client Group for six years and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keegan & Co. Mr. Moore earned a BA in history from Williams College, an M.B.A. in finance from Indiana University, and earned the Chartered Financial Analyst designation in 2000.

INTERMEDIATE MUNICIPAL BOND FUND - MICHIGAN STATE-SPECIFIC RISK

Effective immediately, the following risk applicable to the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND is added under the heading "Principal Investment Risk" on page 64 of the Prospectus:

MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund may be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers, which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities, to a greater extent than if its assets were not so invested.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.



                                                                  SP-ABCADV 0307

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED MARCH 30, 2007
          TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                        INSTITUTIONAL SHARES PROSPECTUS,
                            DATED NOVEMBER 29, 2006.


BOND FUND - CHANGE TO PRINCIPAL INVESTMENT STRATEGIES

The first sentence of the second paragraph under "Principal Investment Strategies" on page 52 is replaced in its entirety with the following:

The Fund generally invests in high quality bonds.

The fifth sentence of the fifth paragraph under "Principal Investment Strategies" on page 52 is replaced in its entirety with the following:

Although the Advisor considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. The Advisor may, from time to time, shorten or lengthen the duration of the Fund's portfolio to protect principal in the event of rising or falling interest rates. In addition, the Advisor may adjust the Fund's sector weightings and duration to attempt to capture additional returns relative to the Fund's benchmark.

LIFEMODEL FUNDS - CHANGE TO PERMISSIBLE INVESTMENT PRACTICES

Effective immediately, each of the LIFEMODEL FUNDS may engage in securities lending. Prior to the date of this Supplement, securities lending was not a permissible investment practice of the LIFEMODEL FUNDS. Accordingly, on pages 76 and 77 of the Prospectus, the chart that identifies the permissible investment practices of the Funds is modified to add "securities lending" as a permissible investment practice of each of the LIFEMODEL FUNDS.

LARGE CAP CORE FUND - PROPOSED CHANGE TO FUNDAMENTAL INVESTMENT POLICIES


At a meeting held on December 15, 2006, the Board of Trustees of Fifth Third Funds unanimously approved a change to the fundamental policies of the FIFTH THIRD LARGE CAP CORE FUND. The proposed change is subject to the approval of a majority of the Fund's shareholders, who will have the opportunity to vote on the proposal at an upcoming shareholder meeting.

If shareholders vote to approve the change to the Fund's fundamental policies, Fifth Third Asset Management, Inc., Advisor to the Fund, will be allowed to enter into short sales for the Fund. Furthermore, the principal investment strategies for the Fund would be amended to reflect what is commonly known as a "130/30" investment strategy. Pursuant to this strategy, the Advisor would be allowed to short stocks in the Fund up to 35% of its total assets. In connection with the proposed change, it is anticipated that the Fund would be renamed. The Advisor believes the proposed change could benefit shareholders by enabling the construction of a more efficient portfolio.

CONVERSION OF ADVISOR SHARES INTO CLASS A SHARES

The Board of Trustees of Fifth Third Funds has approved a conversion of the Advisor Shares of each Fund into Class A Shares of each Fund. This conversion is expected to take effect in 2007.

MICRO CAP VALUE FUND - PORTFOLIO MANAGER CHANGE

Effective immediately, the section "Fund Management--Portfolio Managers" beginning on page 92 of the Prospectus is updated to reflect that Daniel O'Neill no longer serves as portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND. All references to Mr. O'Neill in the Fund's prospectus are hereby eliminated in their entirety.

Effective immediately, Ted Moore serves as the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND. Accordingly, the following replaces the description of Mr. Moore on page 95 of the Prospectus:

Ted Moore joined Fifth Third Asset Management, Inc. in August 2006, and has been a portfolio manager for the FIFTH THIRD SMALL CAP VALUE FUND since August 2006 and of the FIFTH THIRD MICRO CAP VALUE FUND since March 2007. Mr. Moore has ten years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Private Client Group for six years and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keegan & Co. Mr. Moore earned a BA in history from Williams College, an M.B.A. in finance from Indiana University, and earned the Chartered Financial Analyst designation in 2000.

INTERMEDIATE MUNICIPAL BOND FUND - MICHIGAN STATE-SPECIFIC RISK

Effective immediately, the following risk applicable to the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND is added under the heading "Principal Investment Risk" on page 62 of the Prospectus:

MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund may be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers, which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities, to a greater extent than if its assets were not so invested.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.



                                                                    SP-STBD 0307

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED MARCH 30, 2007
              TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 29, 2006, AS AMENDED DECEMBER 7, 2006.


THIS SUPPLEMENT PROVIDES THE FOLLOWING SUPPLEMENTAL INFORMATION IN THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED NOVEMBER 29, 2006, AS AMENDED DECEMBER 7, 2006:

MICRO CAP VALUE FUND - PORTFOLIO MANAGER CHANGE

Effective immediately, Daniel O'Neill no longer serves as the portfolio manager of the MICRO CAP VALUE FUND. Accordingly, all references to Mr. O'Neill in the Combined Statement of Additional Information are hereby eliminated in their entirety.

Effective immediately, Ted Moore serves as the portfolio manager of the MICRO CAP VALUE FUND. The following replaces the description of Mr. Moore's securities ownership in the chart on page 70 of the Combined Statement of Additional
Information:

       --------------------------------- -------------------------------------------------------- -----------------------
       NAME OF PORTFOLIO MANAGER                                  FUND                               DOLLAR RANGE OF
                                                                                                    EQUITY SECURITIES
       --------------------------------- -------------------------------------------------------- -----------------------
       Edward Moore                                       Small Cap Value Fund                         $1-$10,000*
                                                          Micro Cap Value Fund                            None**
       --------------------------------- -------------------------------------------------------- -----------------------


*    Market value as of October 31, 2006.

**   As of March 1, 2007.

ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES

The section entitled "Additional Payments by the Advisor and Affiliates," beginning on page 80 of the statement of additional information, is replaced in its entirety by the following:

Under certain circumstances, the Advisor or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and financial intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. In addition, from time to time, the Advisor or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and financial intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Additional information about such payments is provided below. The Advisor or its affiliates may terminate such payments at any time.

"Financial intermediaries" are firms that receive compensation for selling shares of the Funds and/or provide services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your securities dealer, your financial planner or advisor, banks, or insurance companies. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets", sponsors of wrap fee programs, and sponsors of networking systems.

The Advisor and/or its affiliates, in their discretion, may pay dealers, selling or servicing agents, or other financial intermediaries and service providers for distribution or shareholder servicing activities. These payments are made out of the Advisor's and/or its affiliate's own resources, including from the profits derived from the advisory fees the Advisor receives from the Funds. These cash payments, which may be substantial, are paid to firms having business relationships with the Advisor and/or its affiliates, and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue-sharing". Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Advisor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Advisor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Advisor and/or its affiliates may reimburse expenses, including travel and lodging expenditures, related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Funds.

The Advisor and/or its affiliates may make payments to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as participation in networking arrangements, recordkeeping, and other shareholder services. The Advisor and/or its affiliates also may make payments for administrative services related to the distribution of Fund shares through the intermediary. The service provider may use these payments to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

The Advisor may consider various factors to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of customers of the intermediary or overall asset levels of the Funds held for or by customers of the intermediary, the willingness of the intermediary to allow the Advisor to provide educational and training support for the intermediary's sales personnel relating to the Funds, the availability of the Funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary, and the Advisor's and/or its affiliate's relationship with the intermediary. To the extent that financial intermediaries receiving distribution-related payments from the Advisor and/or its affiliates sell more of the Funds or retain more shares of the Funds in their client accounts, the Advisor benefits from the incremental management and other fees it receives with respect to those assets.

In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), the Advisor and/or its affiliates, at their expense, currently provide additional payments to firms that sell shares of the Funds. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class. Your dealer may charge you fees or commissions in addition to those disclosed in the Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Advisor and/or their affiliates, or any other fees or expenses it charges.

Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

TRANSACTION FEE. Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                       2